As filed with the Securities and Exchange Commission on July 31, 2013

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Cherika N. Latham, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407 (Name and Address of Agent for Service)	Copies to: Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On August 30, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [ ] pursuant to paragraph (a)(1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2)of Rule 485.

☐	On [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A for GuideStone Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of designating a new effective date, August 31, 2013, for the Trust’s Post-Effective Amendment No. 43 (“PEA No. 43”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-213894 on May 10, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 43 by means of this filing, Parts A, B and C of PEA No. 43 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the GuideStone Funds Emerging Markets Equity Fund is incorporated herein by reference to Part A of PEA No. 43.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the GuideStone Funds Emerging Markets Equity Fund is incorporated herein by reference to Part B of PEA No. 43.

PART C – OTHER INFORMATION

The Part C for the GuideStone Funds Emerging Markets Equity Fund is incorporated herein by reference to Part C of PEA No. 43.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 31st day of July, 2013.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Joseph A. Mack* Joseph A. Mack	Trustee, Chairman of the Board	July 31, 2013

/s/ Thomas G. Evans* Thomas G. Evans	Trustee	July 31, 2013

/s/ James W. Hixson* James W. Hixson	Trustee	July 31, 2013

/s/ Michael R. Buster* Michael R. Buster	Trustee	July 31, 2013

/s/ Carson L. Eddy* Carson L. Eddy	Trustee	July 31, 2013

/s/ William Craig George* William Craig George	Trustee	July 31, 2013

/s/ Grady R. Hazel* Grady R. Hazel	Trustee	July 31, 2013

/s/ Franklin R. Morgan* Franklin R. Morgan	Trustee	July 31, 2013

/s/ William T. Patterson* William T. Patterson	Trustee	July 31, 2013

/s/ Jeffrey P. Billinger Jeffrey P. Billinger	Vice President and Treasurer (principal financial officer)	July 31, 2013

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	July 31, 2013